Contingencies and Provisions	12 Months Ended
Mar. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Contingencies and Provisions	Contingencies and Provisions
Beginning in October 2021, the Company and certain of the Company's officers and directors were named as defendants to an application for authorization to bring a securities class action filed before the Superior Court of Quebec, and the Company and certain of the Company's officers and directors were named as defendants in a securities class action brought in U.S. district court for the Eastern District of New York (a separate action brought in the Southern District of New York was voluntarily dismissed after a lead plaintiff was appointed in the Eastern District of New York action). The application and action are sought on behalf of purchasers of the Company's Common Shares, and are based upon allegations that the defendants made false and/or misleading statements to the public and seek unspecified damages. On June 27, 2022, the Company filed a motion to dismiss the securities class action brought in the U.S. district court for the Eastern District of New York. Plaintiffs to the securities class action brought in the U.S. district court for the Eastern District of New York filed an opposition to the Company's motion to dismiss, and the Company filed a reply. The Company and management intend to vigorously defend against each of these proceedings.
The Company is presently engaged in a dispute with one of its residual payments partners that has resulted in that partner purporting to terminate two agreements it has with the Company and ceasing to pay the Company amounts owed pursuant to those agreements, which amounts owed exceed $9,525. Although the Company is not yet aware of a formal claim having been filed by the partner, the partner alleges that the Company has breached certain covenants in each of the two agreements and has made a demand for damages under each agreement. The Company intends to vigorously defend against any claims resulting from the dispute. Separately, the Company is evaluating recourse available to it under the aforesaid agreements.
On November 16, 2023, the Supreme Court of New South Wales (the "Australian Court") ruled in proceedings commenced by Tyro Payments Limited ("Tyro") against a subsidiary of the Company that such subsidiary be restrained until September 6, 2024 from soliciting, inducing or otherwise attempting to persuade any Tyro merchant to become a merchant of any entity providing the functions and facilities provided by Tyro to facilitate the processing of financial transactions. In its ruling, the Australian Court made findings that the Company's subsidiary had breached its contractual and fiduciary obligations to Tyro. The Company's subsidiary filed an application for leave to appeal along with a notice of appeal in respect of the matter. On February 16, 2024, Tyro and the Company’s subsidiary resolved this dispute. Pursuant to such settlement, the Company’s subsidiary dropped its application for appeal and paid a settlement amount of $6,524 to Tyro. Accordingly, the Company settled the provision and the settlement amount paid was recognized within general and administrative expenses in the consolidated statements of loss and comprehensive loss.
On October 22, 2021, CloudofChange, LLC, a non-practising entity, filed a patent infringement lawsuit against the Company in the Western District of Texas. The patents at issue in the suit were U.S. Patents Nos. 9,400,640, 10,083,012 and 11,226,793. These patents generally related to web-based point of sale builder systems. Separately, the Company applied for inter partes review of all three patents by the U.S. Patent Trial and Appeal Board (the "PTAB"). The PTAB issued final written decisions finding all asserted claims of all three patents unpatentable. The lawsuit has now been stayed pending final resolutions of the inter partes reviews. The plaintiff filed notices of appeal of the PTAB's final written decisions and the Company and management intend to vigorously defend the PTAB's invalidity findings.
Except as indicated, the Company has not provisioned for the above-referenced matters.
The Company is involved in other litigation and claims in the normal course of business. Management is of the opinion that any resulting provisions and ultimate settlements would not materially affect the financial position and operating results of the Company.
Restructuring
The Company announced and implemented a reorganization to streamline the Company's operating model while continuing to focus on disciplined growth.
Provision for severance and cash acquisition-related compensation acceleration

	2024	2023
	$	$

Balance - Beginning of fiscal year	1,106	247
Expensed during the year	5,211	18,581
Paid during the year	(3,726)	(17,722)

Balance - End of fiscal year	2,591	1,106
The provision is included in accounts payable and accrued liabilities in the other category in note 18.
Restructuring expenses

	2024	2023
	$	$

Severance	5,211	15,710
Share-based compensation expense acceleration	1,995	5,637
Cash acquisition-related compensation acceleration	—	2,871
Share-based acquisition-related compensation acceleration	—	4,465

Restructuring	7,206	28,683